Subsequent events (Details) ¥ in Thousands, $ in Thousands												1 Months Ended				3 Months Ended	4 Months Ended		5 Months Ended		12 Months Ended
	Jul. 19, 2019 USD ($) loan	Jul. 19, 2019 CNY (¥) loan	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	May 05, 2019 USD ($)	May 05, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Mar. 18, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Jul. 31, 2018 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	May 05, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jul. 19, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	May 31, 2019 CNY (¥)	May 05, 2019 CNY (¥)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent Event [Line Items]
Loan principal collected																					$ 685,364	¥ 4,712,223	¥ 5,671,423	¥ 1,811,763
Cash advances																					64,212	¥ 441,491
Amounts due to related parties																							386,489								¥ 96,596
Amounts due from related parties																					$ 69,148		229,026								475,426
Credit risk
Subsequent Event [Line Items]
Number of timely repay the principal and interest due (in days)																					60 days	60 days
RMB dominated
Subsequent Event [Line Items]
Deposits under the guarantee deposit agreement																					$ 9,400	¥ 64,900
Jimu Group
Subsequent Event [Line Items]
Cash advances																			$ 65,400	¥ 449,900
Amounts due to related parties																					13,000		385,035								89,453
Amounts due from related parties																					69,100		¥ 228,548								475,426
Jimu Group | US dominated
Subsequent Event [Line Items]
Amounts due from related parties																					21,400										146,600
Jimu Group | RMB dominated
Subsequent Event [Line Items]
Amounts due from related parties																					42,900										294,900
Ganzhou Jimu Micro Finance Co., Ltd
Subsequent Event [Line Items]
Purchase price																					33,500	¥ 230,000
Plutux Labs
Subsequent Event [Line Items]
Interest rate (as a percent)											10.50%
Aggregate interest receivable																					120										830
Loan principal amount | $											$ 20,000
Plutux Labs | Previously reported
Subsequent Event [Line Items]
Aggregate interest receivable																					$ 880										6,000
First Loan Agreement | Jimu Group
Subsequent Event [Line Items]
Interest rate (as a percent)																					3.50%	3.50%
Loan principal amount																					$ 21,400										146,600
Second Loan Agreement | Jimu Group
Subsequent Event [Line Items]
Interest rate (as a percent)																					11.00%	11.00%
Loan principal amount																					$ 42,900										¥ 294,900
First Supplement Agreement | Ganzhou Jimu Micro Finance Co., Ltd | RMB dominated
Subsequent Event [Line Items]
Purchase price																					$ 33,500	¥ 230,000
Subsequent event | Jimu Group
Subsequent Event [Line Items]
Number of loan agreements | loan	2	2
Subsequent event | Ganzhou Jimu Micro Finance Co., Ltd
Subsequent Event [Line Items]
Purchase price															¥ 230,000
Subsequent event | Ganzhou Jimu Micro Finance Co., Ltd | Jimu Group
Subsequent Event [Line Items]
Purchase price									$ 33,500	¥ 230,000
Equity interest acquired (as a percent)									100.00%	100.00%
Subsequent event | Infrarisk | Maximum
Subsequent Event [Line Items]
Purchase price | $														$ 3,800
Subsequent event | Plutux Labs
Subsequent Event [Line Items]
Loan principal collected					$ 20,000	¥ 137,510
Loan interest collected						¥ 830
Interest rate (as a percent)																10.50%
Aggregate interest receivable					$ 120											$ 120													¥ 830
Subsequent event | First Loan Agreement | Jimu Group
Subsequent Event [Line Items]
Number of timely repay the principal and interest due (in days)	215 days	215 days
Subsequent event | First Supplement Agreement | Jimu Group
Subsequent Event [Line Items]
Cash advances																	$ 56,900	¥ 391,300
Loan principal amount							$ 18,800										18,800													¥ 129,600
Service fees and other service fees collected							$ 23,500	¥ 161,300
Deposits under the information service cooperation agreement																	$ 24,000	¥ 165,300
Subsequent event | First Supplement Agreement | Ganzhou Jimu Micro Finance Co., Ltd
Subsequent Event [Line Items]
Purchase price														$ 33,500	¥ 230,000
Subsequent event | Second Supplement Agreement | Jimu Group
Subsequent Event [Line Items]
Cash advances												$ 8,500	¥ 58,600
Loan principal amount			$ 22,500									$ 22,500							$ 22,500									¥ 154,600
Service fees and other service fees collected			4,500	¥ 31,100
Deposits under the information service cooperation agreement			$ 400	¥ 2,500
Maturity of repay the principal amount due (in months)			24 months	24 months
Subsequent event | Consulting Service Agreement | Jimu Group
Subsequent Event [Line Items]
Amounts due to related parties																										$ 1,900	¥ 13,000
Subsequent event | Strategic Cooperation Agreement | Jimu Group
Subsequent Event [Line Items]
Number of timely repay the principal and interest due (in days)	60 days	60 days
Amounts due from related parties	$ 19,300																								¥ 133,000
Subsequent event | Information Service Cooperation Agreement | Jimu Group
Subsequent Event [Line Items]
Deposits under the information service cooperation agreement	$ 24,000	¥ 165,300
Percentage of outstanding off-balance sheet loan balances as a guarantee deposit to Jimu Group	12.00%	12.00%
Average aggregate balance (in percent)	1.50%	1.50%